1.  Name and address of issuer

	Active Assets Money Trust

  2. The name of each series or class of securities for which this Form is filed
	x

3a.  Investment Company Act File Number:

	811-03159

3b.  Securities Act File Number:

	2-71560

4a.  Last day of fiscal year for which this Form is filed:

	June 30, 2011

4b. [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. [] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

	(i)  Aggregate sale price of securities sold during the fiscal year pursuant to
section 24(f):	18,790,706,507

	(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
	14,305,759,777

	(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration
fees payable to the Commission:	24,262,040,959

	(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:
	(38,567,800,736)

	(v)  Net sales -- if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item
5(i)]:	0.00

	(vi) Redemption credits available for use in future years - if item 5(i) is less than
item 5(iv) [subtract item 5(iv) from item 5(i)]:	(19,777,094,229)

		   .0001161

	(viii) Registration fee due [multiply item 5(v) by item 5(vii)] (enter "0" if no fee is
due):	0.00

6.  Prepaid Shares:

	If the response to Item 5(i) was determined by deducting an amount of securities that were
registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11,
1997, then report the amount of securities (number of shares or shares or other units) deducted here:
	. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use
by the issuer in future fiscal years, then state that number here:	.

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11,
 1997, then report the amount of securities (number of shares or shares or other units) deducted here
:	.  If there is a number of shares or other units that were
registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
for use by the issuer in future fiscal years, then state that number
here:	.

	0.00

8. Total of the amount of registration fee due plus any interest due [line 5(viii) plus line 7]:

	0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

	Method of Delivery:

	[] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "September 28, 2011"
*Please print the name and title of the signing officer below the